SUPPLEMENT DATED MAY 7, 2004
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2004
                                       FOR
                    PERSPECTIVE FIXED AND VARIABLE ANNUITYSM
                      JACKSON NATIONAL SEPARATE ACCOUNT - I


THIS SUPPLEMENT UPDATES THE PROSPECTUS. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

The text of footnotes three and four to the Fee Table is added as follows:

/3/ This only applies to a withdrawal under income option 4 or a lump-sum payment to a beneficiary under income option 3. The proceeds received will be reduced by the commutation fee.

/4/ This charge is 0.12% lower than the mortality and expense risk charge under the base contract to reflect the replacement of the standard death benefit with the Maximum Anniversary Value Death Benefit, which is covered by a separate charge.


(To be used with VC3656 Rev. 05/04.)

                                                                      V5834 5/04

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                          SUPPLEMENT DATED MAY 7, 2004
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2004
                                       FOR
                     DEFINED STRATEGIES VARIABLE ANNUITY(R)
                      JACKSON NATIONAL SEPARATE ACCOUNT - I


THIS SUPPLEMENT UPDATES THE PROSPECTUS. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

The text of footnote three to the Fee Table is added as follows:

/3/ This only applies to a withdrawal under income option 4 or a lump-sum payment to a beneficiary under income option 3. The proceeds received will be reduced by the commutation fee.

(To be used with VC3652 Rev. 05/04.)

                                                                      V5833 5/04